Supplementary Cash Flow Information - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Opening Balance			$ 1,916
Changes From Financing Cash Flows:
Issuance of Long-Term Debt	$ 1,326		1,326
(Repayment) of Long-Term Debt			(112)	$ (1,601)
Net Issuance (Repayment) of Revolving Long-Term Debt	(1,444)	$ (1)	(220)	4
Principal Repayment of Leases	45	39	149	108
Non-Cash Changes:
Additions			48
Lease Terminations			(1)
Lease Modifications			(3)
Ending Balance	1,833		1,833
Ending balance	137		137
Dividends Payable [Member]
Changes From Financing Cash Flows:
Dividends Paid			(77)	(183)
Non-Cash Changes:
Dividends Declared			77	183
Short-term Borrowings [Member]
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings			133
Non-Cash Changes:
Foreign Exchange (Gain) Loss			4
Ending balance	137		137
Long-term Borrowings [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance			6,699	9,164
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Long-Term Debt				(1,601)
Issuance of Long-Term Debt			1,326
(Repayment) of Long-Term Debt			(112)
Net Issuance (Repayment) of Revolving Long-Term Debt			(220)	4
Non-Cash Changes:
Foreign Exchange (Gain) Loss			127	(264)
Gain on Repurchase of Debt and Amortization of Debt Issuance Costs			(22)	(67)
Other			(1)	3
Ending balance	7,797	7,239	7,797	7,239
Lease liabilities [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Opening Balance			1,916	1,494
Changes From Financing Cash Flows:
Principal Repayment of Leases			(149)	(108)
Non-Cash Changes:
Foreign Exchange (Gain) Loss			17	(7)
Additions			48	311
Lease Terminations			(1)	(11)
Lease Modifications			(3)
Re-measurement of Lease Liabilities			5
Ending Balance	$ 1,833	$ 1,679	$ 1,833	$ 1,679